10. GE Royalty Obligation (Tables)	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
GE Royalty Obligation
Net Sales in Contract Year	Percentage of the Contract Year Net Sales owed to GE

$0 - $50,000,000	7%
$50,000,001 - $100,000,000	6%
$100,000,001+	5%